Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

8. Borrowings

	December 31,	December 31,
	2021	2020
	€ 1,000	€ 1,000
Innovation credit	3,907	2,771
Accrued interest on innovation credit	645	306
Convertible loans	38,925	13,812
Accrued interest on convertible loans	613	435

Total borrowings	44,090	17,324
Current portion	(4,771)	(1,135)
	39,319	16,189

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program for LCA 10. Amounts will be drawn under this facility from 2018 through 2022. The total credit of € 4.7 million will be used to conduct the Phase 2/3 clinical study for sepofarsen and to finance efforts to obtain regulatory and ethical market approval (NDA/MAA). The credit, including accrued interest of 10% per annum, is repayable depending on ProQR obtaining market approval for sepofarsen. An amount of € 3.9 million had been received as at December 31, 2021. Accumulated interest amounted to € 0.6 million as at December 31, 2021. The assets that are co-financed with the granted innovation credit are subject to a right of pledge for the benefit of RVO.

Convertible loans

On July 14, 2020, the Company entered into a convertible debt financing agreement with Pontifax Medison Debt Financing. Under the agreement, up to $ 20 million in convertible debt financing is available to the Company in two tranches of $ 10 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of $ 10 million had been drawn down as of December 31, 2021.

A second close of the convertible debt financing agreement was completed on August 6, 2020 with Kreos Capital. Under the second agreement, up to € 10 million in convertible debt financing is available to the Company in two tranches of € 5 million each that will mature over a 54-month period and have an interest-only period of 24 months. One tranche of € 5 million had been drawn down as of December 31, 2021.

In connection with the loan agreement, the Company issued to Pontifax and Kreos warrants to purchase up to an aggregate of 302,676 shares of its common stock at a fixed exercise price.

On December 29, 2021, the Company amended its convertible debt financing agreement with Pontifax and Kreos (the ‘Lenders’). Under the amended agreement, the Company will have access to up to $ 90 million in convertible debt financing in three tranches of $ 30 million each that will mature over a 54-month period and have an interest-only period of 33 months. The three new tranches replace the two undrawn tranches under the original convertible debt financing agreements.

In connection with the loan agreement, the Company issued to the Lenders warrants to purchase up to an aggregate of 376,952 shares of its common stock at a fixed exercise price. In addition, at the time of drawing of each of the new second and third tranches, ProQR shall issue to Pontifax and Kreos additional warrants to purchase an aggregate number of ordinary shares with an aggregate exercise price of $750,000, with each such issuance of additional warrants being exercisable for a number of ordinary shares equal to $750,000 divided by 1.5 times the average closing price of ProQR’s ordinary shares during the 7 trading days prior to the drawing of the relevant tranche.

The Lenders may elect to convert the outstanding loan into ProQR ordinary shares at any time prior to repayment at a fixed conversion price. ProQR also has the ability to convert the loan into its ordinary shares, at the same conversion price, if the Company’s stock price reaches a pre-determined threshold.

Pontifax’ conversion option and warrants are accounted for as embedded derivatives and are recognized separately from the host contract as financial liabilities at fair value through profit or loss. The host contract is recognized at amortized cost.

The Kreos loan is accounted for as a compound financial instrument. The liability component is recognized at amortized cost. The equity component is initially recognized at fair value as option premium on convertible loan and will not be subsequently remeasured. Kreos’ warrants are accounted for as embedded derivatives and are recognized as financial liabilities at fair value through profit or loss.

Convertible loans were issued to Amylon Therapeutics B.V. and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the

Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.